Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents		¥ 151,119,985	¥ 48,006,979	$ 17,795,126	¥ 126,037,538
Working capital		¥ 158,339,349			134,894,390
Foreign cuurency transactions	7.0467	RMB 6.7290	USD 1.00 to RMB 6.3721
Doubtful accounts for accounts receivable		¥ 4,862,941			4,588,786
Inventory Valuation Reserves		176,459			¥ 176,459
Allowance for noncurrent prepayments and deposits		3,300
Advertising expense	¥ 2,727,591	3,735,551	¥ 148,521
Government subsidies	844,332	478,809	76,988
Total expenses	¥ 1,512,164	¥ 4,630,467	¥ 3,414,706